UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Three Peaks High Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2010
(unaudited)

Principal
Amount	Security Description	Value	(a)

	Advertising Agencies (1.4%)
	Interpublic Group of Companies, Inc.
$4,250,000	6.250%, 11/15/14	$4,515,625

	Apparel Manufacturers (2.0%)
	Levi Strauss & Co.
5,750,000	8.875%, 04/01/16	6,080,625

	Broadcast Service/Programming (3.1%)
	Liberty Media Corp.
9,500,000	5.700%, 05/15/13	9,666,250

	Cable/Satellite TV (4.9%)
	EchoStar DBS Corp.
14,500,000	6.625%, 10/01/14	15,152,500

	Chemicals - Specialty (0.5%)
	Nalco Co.
1,500,000	8.875%, 11/15/13	1,533,750

	Coal (0.4%)
	Arch Western Finance, LLC
1,295,000	6.750%, 07/01/13	1,309,569

	Commercial Services (2.4%)
	Iron Mountain, Inc.
7,500,000	7.750%, 01/15/15	7,575,000

	Computer - Memory Devices (1.2%)
	Seagate Technology LLC
3,500,000	6.375%, 10/01/11	3,605,000

	Computer Services (1.6%)
	SunGard Data Systems, Inc.
4,750,000	9.125%, 08/15/13	4,850,938

	Consumer Products - Miscellaneous (1.0%)
	Jarden Corp.
3,000,000	8.000%, 05/01/16	3,195,000

	Containers - Metal/Glass (3.5%)
	Ball Corp.
3,000,000	7.125%, 09/01/16	3,240,000

	Crown Americas Capital Corp.
4,500,000	7.750%, 11/15/15	4,685,625

	Silgan Holdings, Inc.
2,750,000	7.250%, 08/15/16	2,918,438

		10,844,063

	Containers - Paper/Plastic (5.2%)
	Graham Packaging Co.
7,500,000	9.875%, 10/15/14	7,781,250

	Graphic Packaging International, Inc.
8,250,000	9.500%, 08/15/13	8,425,313

		16,206,563

	Dialysis Centers (4.9%)
	DaVita, Inc.
15,000,000	6.625%, 03/15/13	15,243,750

	Diverse Operations/Commercial Services (2.0%)
	Aramark Corp.
6,000,000	8.500%, 02/01/15	6,240,000

	Diversified Operations (1.6%)
	Kansas City Southern Railway Co.
4,500,000	8.000%, 06/01/15	4,843,125

	Electronic Components - Semiconductor (1.7%)
	Amkor Technology, Inc.
5,000,000	9.250%, 06/01/16	5,362,500

	Energy Exploration & Production (0.9%)
	Encore Acquisition Co.
2,500,000	9.500%, 05/01/16	2,790,625

	Food - Miscellaneous/Diversified (0.6%)
	Chiquita Brands International, Inc.
2,000,000	7.500%, 11/01/14	2,010,000

	Food - Retail (0.9%)
	Ingles Markets, Inc.
1,500,000	8.875%, 05/15/17	1,616,250

	Stater Brothers Holdings, Inc.
1,350,000	8.125%, 06/15/12	1,351,688

		2,967,938

	Funeral Service & Related Items (3.1%)
	Service Corp. International
8,750,000	7.375%, 10/01/14	9,581,250

	Gambling- Non-Hotel (0.5%)
	Pinnacle Entertainment, Inc.
1,500,000	7.500%, 06/15/15	1,451,250

	Hotels & Motels (2.3%)
	ITT Corp.
5,000,000	7.375%, 11/15/15	5,487,500

	Wyndham Worldwide Corp.
1,500,000	6.000%, 12/01/16	1,564,836

		7,052,336

	Machinery - Farm (2.1%)
	Case New Holland, Inc.
6,000,000	7.750%, 09/01/13	6,517,500

	Medical - Hospitals (6.7%)
	Community Health Systems, Inc.
5,750,000	8.875%, 07/15/15	6,109,375

	HCA, Inc.
14,500,000	6.750%, 07/15/13	14,790,000

		20,899,375

	Medical Products (0.4%)
	Hanger Orthopedic Group, Inc.
1,250,000	10.250%, 06/01/14	1,312,500

	Oil Company - Exploration & Production (5.6%)
	Berry Petroleum Co.
4,000,000	10.250%, 06/01/14	4,510,000

	Bill Barrett Corp.
5,500,000	9.875%, 07/15/16	6,008,750

	Denbury Resources, Inc.
4,000,000	9.750%, 03/01/16	4,490,000

	Penn Virginia Corp.
2,250,000	10.375%, 06/15/16	2,463,750

		17,472,500

	Paper & Related Products (1.8%)
	Georgia Pacific Corp.
5,000,000	7.700%, 06/15/15	5,537,500

	Pipelines (2.9%)
	El Paso Corp.
4,000,000	8.250%, 02/15/16	4,450,000

	MarkWest Energy Partners, L.P.
4,500,000	6.875%, 11/01/14	4,561,875

		9,011,875

	Printing/Communication (1.3%)
	Valassis Communications, Inc.
3,750,000	8.250%, 03/01/15	3,937,500

	Private Corrections (1.7%)
	Corrections Corporation of America
3,750,000	6.250%, 03/15/13	3,815,625
1,500,000	6.750%, 01/31/14	1,530,000

		5,345,625

	Publishing - Periodicals (1.0%)
	Nielsen Finance LLC
3,000,000	10.000%, 08/01/14	3,153,750

	Real Estate Investment Trust - Hotels (0.3%)
	Host Marriott, L.P.
1,034,000	7.125%, 11/01/13	1,052,095

	Rental - Auto/Equipment (1.7%)
	United Rentals, Inc.
5,250,000	7.750%, 11/15/13	5,315,625

	Resorts/Theme Parks (2.6%)
	Vail Resorts, Inc.
8,000,000	6.750%, 02/15/14	8,170,000

	Retail - Apparel/Shoe (2.0%)
	Hanesbrand, Inc.
6,000,000	8.000%, 12/15/16	6,337,500

	Satellite Telecommunications (0.8%)
	GeoEye, Inc.
2,350,000	9.625%, 10/01/15	2,564,438

	Special Purpose Entity (1.0%)
	Universal City Development Partners, Ltd.
3,000,000	8.875%, 11/15/15	3,093,750

	Telephone - Integrated (10.8%)
	Cincinnati Bell, Inc.
2,500,000	7.000%, 02/15/15	2,500,000

	Citizens Communications Co.
9,250,000	6.625%, 03/15/15		9,550,625

	Qwest Communications International, Inc.
14,500,000	7.500%, 02/15/14		14,790,000

	Windstream Corp.
6,250,000	8.125%, 08/01/13		6,781,250

			33,621,875

	Theaters (2.3%)
	AMC Entertainment, Inc.
7,000,000	8.000%, 03/01/14		7,061,250

	Wireless Equipment (1.9%)
	Crown Castle International Corp.
5,250,000	9.000%, 01/15/15		5,788,125

	Total Corporate Bonds		288,270,440

	Total Investments (cost $275,753,889- note b)	92.6%	288,270,440
	Other assets less liabilities	7.4	22,940,358
	Net Assets	100.0%	$311,210,798

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution	Investments
Advertising Agencies	1.6%
Apparel Manufacturers	2.1
Broadcast Service/Programming	3.3
Cable/Satellite TV	5.3
Chemicals - Specialty	0.5
Coal	0.4
Commercial Services	2.6
Computer - Memory Devices	1.2
Computer Services	1.7
Consumer Products - Miscellaneous	1.1
Containers - Metal/Glass	3.8
Containers - Paper/Plastic	5.6
Dialysis Centers	5.3
Diverse Operations/Commercial Services	2.2
Diversified Operations	1.7
Electronic Components - Semiconductor	1.9
Energy Exploration & Production	1.0
Food - Miscellaneous/Diversified	0.7
Food - Retail	1.0
Funeral Service & Related Items	3.3
Gambling- Non-Hotel	0.5
Hotels & Motels	2.4
Machinery - Farm	2.3
Medical - Hospitals	7.2
Medical Products	0.5
Oil Company - Exploration & Production	6.1
Paper & Related Products	1.9
Pipelines	3.1
Printing/Communication	1.4
Private Corrections	1.9
Publishing - Periodicals	1.1
Real Estate Investment Trust - Hotels	0.4
Rental - Auto/Equipment	1.8
Resorts/Theme Parks	2.8
Retail - Apparel/Shoe	2.2
Satellite Telecommunications	0.9
Special Purpose Entity	1.1
Telephone - Integrated	11.7
Theaters	2.4
Wireless Equipment	2.0
100.0%
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
AQUILA THREE PEAKS HIGH INCOME FUND
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $275,753,889 amounted to $12,516,551, which consisted of aggregate gross unrealized appreciation of $12,592,172 and aggregate gross unrealized depreciation of $75,621.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+:
Corporate Obligations	288,270,440
Level 3 – Significant Unobservable Inputs	-
Total	$288,270,440
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
November 26, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 26, 2010